Business Combination (Details) - USD ($)	Feb. 26, 2025	Jul. 29, 2024
Business Combination (Details) [Line Items]
Cash consideration	$ 5,330,000	$ 8,000,000
Bondly HKMember
Business Combination (Details) [Line Items]
Acquired equity interest percentage	40.00%	60.00%